Note 4. Notes Payable: (d) Notes Payable (Details) - Debt Instrument 5	12 Months Ended
Nov. 30, 2018 USD ($)
Debt Instrument, Issuance Date	Nov. 20, 2017
Debt Instrument, Face Amount	$ 45,000
Debt Instrument, Collateral	unsecured
Debt Instrument, Description	notes payable
Debt Instrument, Interest Rate, Stated Percentage	6.00%